Taxes - Schedule of Reconciliation of Income Tax at the Statutory Rate (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Reconciliation of Income Tax at the Statutory Rate [Line Items]
(Loss) before income tax	$ (5,825,839)	$ 4,405,329	$ 8,196,227
Income tax at the Japanese statutory rate (34.59%), Amount	$ (2,015,158)
Income tax at the Japanese statutory rate (34.59%), Percent	34.59%	34.59%	34.59%
Effect of change in tax law – Japan Defense Special Corporate Tax, Amount	$ 58,573
Effect of change in tax law – Japan Defense Special Corporate Tax, Percent	(1.01%)
Nondeductible share-based compensation and other permanent items – Japan, Amount	$ 661,890
Nondeductible share-based compensation and other permanent items – Japan, Percent	(11.36%)	(0.06%)
Foreign tax effects:
Statutory tax rate difference (17%), Percent		(21.72%)	(6.82%)
Capitalized development payroll of subsidiaries and VIEs without Japanese tax basis, Amount	$ 1,127,911
Capitalized development payroll of subsidiaries and VIEs without Japanese tax basis Percent	(19.36%)
Prior-year tax-loss carryforward true-up, Amount	$ (137,194)
Prior-year tax-loss carryforward true-up, Percent	2.35%
Other (lease deferred balance true-up and per-capita levy), Amount	$ (106,162)
Other (lease deferred balance true-up and per-capita levy), Percent	1.82%
Total income tax (benefit) expense	$ (1,694,171)	$ 576,766	$ 2,218,588
Effective tax rate	29.08%	13.09%	27.07%
Foreign – Singapore [Member]
Foreign tax effects:
Statutory tax rate difference (17%), Amount	$ (157,831)
Statutory tax rate difference (17%), Percent	2.71%
Prior-year current tax true-up, Amount	$ 570,255
Prior-year current tax true-up, Percent	(9.79%)
Release of opening deferred tax liability on developer advances, Amount	$ (994,720)
Release of opening deferred tax liability on developer advances, Percent	17.07%
Other, Amount	$ (13,416)
Other, Percent	0.23%
PRC [Member]
Foreign tax effects:
Other, Amount	$ 24,553
Other, Percent	(0.42%)
Statutory tax rate differences (25%; 5% for small low-profit enterprises), Amount	$ (379,677)
Statutory tax rate differences (25%; 5% for small low-profit enterprises), Percent	6.52%
Development payroll deducted locally and capitalized in consolidation, Amount	$ (717,239)
Development payroll deducted locally and capitalized in consolidation, Percent	12.31%
Cayman Islands entities and consolidation adjustments not subject to tax, Amount	$ 413,359
Cayman Islands entities and consolidation adjustments not subject to tax, Percent	(7.10%)
Other jurisdictions (Taiwan and the United States), Amount	$ (29,315)
Other jurisdictions (Taiwan and the United States), Percent	0.50%